TAXATION - Income before income tax expenses (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income/(loss) from domestic and foreign components before income tax expenses
Domestic	¥ 13,368		¥ 3,501	¥ 2,615
Foreign	(2,688)		(866)	(3,086)
(Loss)/income before income tax expense and equity in income/(loss) of affiliates	¥ 10,680	$ 1,504	¥ 2,635	¥ (471)